Note 20 - Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 57,143	€ 40,997
Financial assets at fair value through other comprehensive income	[1]	7,073	1,408
Loans	[1]	5,428	2,716
Other	[1]	7,815	593
Total	[1]	€ 77,459	€ 45,715

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.